Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Current Assets

Note 5 – Other Current Assets

Other current assets consisted of the following as of March 31, 2024 and December 31, 2023:

	March 31, 2024	December 31, 2023
Prepaid insurance costs	$2,087	$2,403
Prepaid advertising and trade show fees	8,523	20,106
Prepaid professional fees & license fees	46,540	6,056
Interest receivable	22,387	19,535
Total other current assets	$79,537	$48,100

BRANCHOUT FOOD INC.

NOTES TO THE CONDENSED FINANCIAL STATEMENTS

(Unaudited)

Note 7 – Other Current Assets

Other current assets at December 31, 2023 and 2022, consisted of the following:

	December 31,
	2023	2022
Prepaid insurance costs	$2,403	$959
Prepaid advertising and trade show fees	20,106	19,485
Prepaid professional & license fees	6,056	12,617
Refunds receivable	-	1,594
Interest receivable	19,535	7,996
Advances to co-manufacturer, NXTDried(1)	-	455,128
Total other current assets	$48,100	$497,779

(1)	The Company has advanced NXTDried Superfoods SAC (“NXTDried”), a company organized under the laws of Peru, with its principal office in San Isidro, Lima, Peru, a total of $495,930 over various dates between January 28, 2022 and September 27, 2023, for the purchase and construction of the facility and infrastructure necessary to facilitate the manufacturing of the Company’s products. The advance is to be repaid in the form of a $1.00 USD per kilogram discount on all products manufactured for the Company. The advance is not documented by a promissory note, and is unsecured. A total of $10,665 was credited against purchases made from NXTDried during the year ended December 31, 2023, resulting in a balance owed of $485,265. During the fourth quarter of 2023, one of NXTDried’s creditors filed suit against NXTDried and foreclosed on its collateral pursuant to a secured promissory note. As a result, the Company recognized impairment expense of $761,085 for the year ended, December 31, 2023, consisting of $485,265 on the remaining unpaid balance of the advances to NXTDried, $243,305 related to a VAT tax receivable, and $32,515 of prepaid inventory that was owed to the Company by NXTDried.